LEASES - Maturity analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	€ 14,130	€ 1,476
Discount and foreign currency effects	(3,244)	143
Present value of the lease liabilities	10,886	1,333	€ 1,528
Not later than 1 year
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	2,108	564
Later than 1 year and not later than 2 years
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	1,928	465
Later than 2 year and not later than five years
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	4,081	€ 446
Later than 5 years
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	€ 6,014